Financial risk management (Details 1) R$ in Thousands	Jun. 30, 2020 BRL (R$)
Short-term investments [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 141,095	[1]
Notional amount of financial instruments
Rate of financial instruments	2.15%	[1]
Scenario I - Probable	R$ (310)	[1]
Rate of scenario I - Probable	2.37%	[1]
Devaluation in scenario I at 25% possible	R$ (832)	[1]
Rate of devaluation in scenario I at 25% possible	1.78%	[1]
Devaluation in scenario II at 50% remote	R$ (1,679)	[1]
Rate of devaluation in scenario II at 50% remote	1.19%	[1]
Appreciation in scenario I at 25% possible	R$ 832	[1]
Rate of appreciation in scenario I at 25% possible	2.96%	[1]
Appreciation in scenario II at 50% remote	R$ 1,679	[1]
Rate of appreciation in scenario II at 50% remote	3.56%	[1]
Marketable securities [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 5,044	[1]
Notional amount of financial instruments
Rate of financial instruments	2.15%	[1]
Scenario I - Probable	R$ (11)	[1]
Rate of scenario I - Probable	2.37%	[1]
Devaluation in scenario I at 25% possible	R$ (30)	[1]
Rate of devaluation in scenario I at 25% possible	1.78%	[1]
Devaluation in scenario II at 50% remote	R$ (60)	[1]
Rate of devaluation in scenario II at 50% remote	1.19%	[1]
Appreciation in scenario I at 25% possible	R$ 30	[1]
Rate of appreciation in scenario I at 25% possible	2.96%	[1]
Appreciation in scenario II at 50% remote	R$ 60	[1]
Rate of appreciation in scenario II at 50% remote	3.56%	[1]
Cash - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 27,688	[1]
Notional amount of financial instruments	R$ 5,056
Rate of financial instruments	5.48%	[1]
Scenario I - Probable	R$ (126)	[1]
Rate of scenario I - Probable	5.50%	[1]
Devaluation in scenario I at 25% possible	R$ (6,954)	[1]
Rate of devaluation in scenario I at 25% possible	4.13%	[1]
Devaluation in scenario II at 50% remote	R$ (13,907)	[1]
Rate of devaluation in scenario II at 50% remote	2.75%	[1]
Appreciation in scenario I at 25% possible	R$ 6,954	[1]
Rate of appreciation in scenario I at 25% possible	6.88%	[1]
Appreciation in scenario II at 50% remote	R$ 13,907	[1]
Rate of appreciation in scenario II at 50% remote	8.25%	[1]
Total cash, cash equivalents [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 173,827	[1]
Notional amount of financial instruments	5,056
Scenario I - Probable	(447)	[1]
Devaluation in scenario I at 25% possible	(7,816)	[1]
Devaluation in scenario II at 50% remote	(15,646)	[1]
Appreciation in scenario I at 25% possible	7,816	[1]
Appreciation in scenario II at 50% remote	15,646	[1]
Financing in Paraguay - Palmeiras [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(8,590)	[1]
Notional amount of financial instruments	R$ (1,569)
Rate of financial instruments	5.48%	[1]
Scenario I - Probable	R$ (216)	[1]
Rate of scenario I - Probable	5.50%	[1]
Devaluation in scenario I at 25% possible	R$ 11,814	[1]
Rate of devaluation in scenario I at 25% possible	4.13%	[1]
Devaluation in scenario II at 50% remote	R$ 23,628	[1]
Rate of devaluation in scenario II at 50% remote	2.75%	[1]
Appreciation in scenario I at 25% possible	R$ (11,814)	[1]
Rate of appreciation in scenario I at 25% possible	6.88%	[1]
Appreciation in scenario II at 50% remote	R$ (23,628)	[1]
Rate of appreciation in scenario II at 50% remote	8.25%	[1]
Debentures [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (148,432)	[1]
Notional amount of financial instruments
Rate of financial instruments	2.15%	[1]
Scenario I - Probable	R$ (327)	[1]
Rate of scenario I - Probable	2.37%	[1]
Devaluation in scenario I at 25% possible	R$ 876	[1]
Rate of devaluation in scenario I at 25% possible	1.78%	[1]
Devaluation in scenario II at 50% remote	R$ 1,766	[1]
Rate of devaluation in scenario II at 50% remote	1.19%	[1]
Appreciation in scenario I at 25% possible	R$ (876)	[1]
Rate of appreciation in scenario I at 25% possible	2.96%	[1]
Appreciation in scenario II at 50% remote	R$ (1,766)	[1]
Rate of appreciation in scenario II at 50% remote	3.56%	[1]
Financing for agricultural costs [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (40,568)	[1]
Notional amount of financial instruments
Rate of financial instruments	2.15%	[1]
Scenario I - Probable	R$ (89)	[1]
Rate of scenario I - Probable	2.37%	[1]
Devaluation in scenario I at 25% possible	R$ 243	[1]
Rate of devaluation in scenario I at 25% possible	1.78%	[1]
Devaluation in scenario II at 50% remote	R$ 483	[1]
Rate of devaluation in scenario II at 50% remote	1.19%	[1]
Appreciation in scenario I at 25% possible	R$ (243)	[1]
Rate of appreciation in scenario I at 25% possible	2.96%	[1]
Appreciation in scenario II at 50% remote	R$ (483)	[1]
Rate of appreciation in scenario II at 50% remote	3.56%	[1]
Financing for working capital [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (77,516)	[1]
Notional amount of financial instruments
Rate of financial instruments	4.94%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	4.94%	[1]
Devaluation in scenario I at 25% possible	R$ 961	[1]
Rate of devaluation in scenario I at 25% possible	3.71%	[1]
Devaluation in scenario II at 50% remote	R$ 1,915	[1]
Rate of devaluation in scenario II at 50% remote	2.47%	[1]
Appreciation in scenario I at 25% possible	R$ (961)	[1]
Rate of appreciation in scenario I at 25% possible	6.18%	[1]
Appreciation in scenario II at 50% remote	R$ (1,915)	[1]
Rate of appreciation in scenario II at 50% remote	7.41%	[1]
Total Financing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (275,106)	[1],[2]
Notional amount of financial instruments	(1,569)
Scenario I - Probable	(632)	[1],[2]
Devaluation in scenario I at 25% possible	13,894	[1],[2]
Devaluation in scenario II at 50% remote	27,792	[1],[2]
Appreciation in scenario I at 25% possible	(13,894)	[1],[2]
Appreciation in scenario II at 50% remote	(27,792)	[1],[2]
Araucária III [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	3,336	[1]
Notional amount of financial instruments	R$ 39,254
Rate of financial instruments	88.20%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	88.20%	[1]
Devaluation in scenario I at 25% possible	R$ (834)	[1]
Rate of devaluation in scenario I at 25% possible	66.15%	[1]
Devaluation in scenario II at 50% remote	R$ (1,668)	[1]
Rate of devaluation in scenario II at 50% remote	44.10%	[1]
Appreciation in scenario I at 25% possible	R$ 834	[1]
Rate of appreciation in scenario I at 25% possible	110.25%	[1]
Appreciation in scenario II at 50% remote	R$ 1,668	[1]
Rate of appreciation in scenario II at 50% remote	132.30%	[1]
Araucaria IV [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 7,258	[1]
Notional amount of financial instruments	R$ 84,929
Rate of financial instruments	88.20%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	88.20%	[1]
Devaluation in scenario I at 25% possible	R$ (1,815)	[1]
Rate of devaluation in scenario I at 25% possible	66.01%	[1]
Devaluation in scenario II at 50% remote	R$ (3,629)	[1]
Rate of devaluation in scenario II at 50% remote	44.01%	[1]
Appreciation in scenario I at 25% possible	R$ 1,815	[1]
Rate of appreciation in scenario I at 25% possible	110.02%	[1]
Appreciation in scenario II at 50% remote	R$ 3,629	[1]
Rate of appreciation in scenario II at 50% remote	132.02%	[1]
Araucaria V [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 37,504	[1]
Notional amount of financial instruments	R$ 450,000
Rate of financial instruments	92.50%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	92.50%	[1]
Devaluation in scenario I at 25% possible	R$ (9,376)	[1]
Rate of devaluation in scenario I at 25% possible	69.38%	[1]
Devaluation in scenario II at 50% remote	R$ (18,752)	[1]
Rate of devaluation in scenario II at 50% remote	46.25%	[1]
Appreciation in scenario I at 25% possible	R$ 9,376	[1]
Rate of appreciation in scenario I at 25% possible	115.63%	[1]
Appreciation in scenario II at 50% remote	R$ 18,752	[1]
Rate of appreciation in scenario II at 50% remote	138.75%	[1]
Jatoba I [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 2,569	[1]
Notional amount of financial instruments	R$ 30,000
Rate of financial instruments	87.40%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	87.40%	[1]
Devaluation in scenario I at 25% possible	R$ (642)	[1]
Rate of devaluation in scenario I at 25% possible	65.55%	[1]
Devaluation in scenario II at 50% remote	R$ (1,285)	[1]
Rate of devaluation in scenario II at 50% remote	43.70%	[1]
Appreciation in scenario I at 25% possible	R$ 642	[1]
Rate of appreciation in scenario I at 25% possible	109.25%	[1]
Appreciation in scenario II at 50% remote	R$ 1,285	[1]
Rate of appreciation in scenario II at 50% remote	131.10%	[1]
Jatobá II [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 129,741	[1]
Notional amount of financial instruments	R$ 1,571,397
Rate of financial instruments	97.76%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	97.76%	[1]
Devaluation in scenario I at 25% possible	R$ (32,435)	[1]
Rate of devaluation in scenario I at 25% possible	73.32%	[1]
Devaluation in scenario II at 50% remote	R$ (64,871)	[1]
Rate of devaluation in scenario II at 50% remote	48.88%	[1]
Appreciation in scenario I at 25% possible	R$ 32,435	[1]
Rate of appreciation in scenario I at 25% possible	122.20%	[1]
Appreciation in scenario II at 50% remote	R$ 64,871	[1]
Rate of appreciation in scenario II at 50% remote	146.64%	[1]
Jatoba III [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 47,384	[1]
Notional amount of financial instruments	R$ 563,844
Rate of financial instruments	97.81%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	97.81%	[1]
Devaluation in scenario I at 25% possible	R$ (11,846)	[1]
Rate of devaluation in scenario I at 25% possible	73.36%	[1]
Devaluation in scenario II at 50% remote	R$ (23,692)	[1]
Rate of devaluation in scenario II at 50% remote	48.91%	[1]
Appreciation in scenario I at 25% possible	R$ 11,846	[1]
Rate of appreciation in scenario I at 25% possible	122.27%	[1]
Appreciation in scenario II at 50% remote	R$ 23,692	[1]
Rate of appreciation in scenario II at 50% remote	146.72%	[1]
Jatoba IV [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 15,481	[1]
Notional amount of financial instruments	R$ 184,000
Rate of financial instruments	93.10%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	93.10%	[1]
Devaluation in scenario I at 25% possible	R$ (3,870)	[1]
Rate of devaluation in scenario I at 25% possible	69.83%	[1]
Devaluation in scenario II at 50% remote	R$ (7,741)	[1]
Rate of devaluation in scenario II at 50% remote	46.55%	[1]
Appreciation in scenario I at 25% possible	R$ 3,870	[1]
Rate of appreciation in scenario I at 25% possible	116.38%	[1]
Appreciation in scenario II at 50% remote	R$ 7,741	[1]
Rate of appreciation in scenario II at 50% remote	139.66%	[1]
Jatoba V [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 33,029	[1]
Notional amount of financial instruments	R$ 397,368
Rate of financial instruments	95.73%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	95.73%	[1]
Devaluation in scenario I at 25% possible	R$ (8,257)	[1]
Rate of devaluation in scenario I at 25% possible	71.80%	[1]
Devaluation in scenario II at 50% remote	R$ (16,515)	[1]
Rate of devaluation in scenario II at 50% remote	47.86%	[1]
Appreciation in scenario I at 25% possible	R$ 8,257	[1]
Rate of appreciation in scenario I at 25% possible	119.66%	[1]
Appreciation in scenario II at 50% remote	R$ 16,515	[1]
Rate of appreciation in scenario II at 50% remote	143.59%	[1]
Alto Taquari I [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 3,545	[1]
Notional amount of financial instruments	R$ 45,312
Rate of financial instruments	86.24%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	86.24%	[1]
Devaluation in scenario I at 25% possible	R$ (886)	[1]
Rate of devaluation in scenario I at 25% possible	64.68%	[1]
Devaluation in scenario II at 50% remote	R$ (1,773)	[1]
Rate of devaluation in scenario II at 50% remote	43.12%	[1]
Appreciation in scenario I at 25% possible	R$ 886	[1]
Rate of appreciation in scenario I at 25% possible	107.80%	[1]
Appreciation in scenario II at 50% remote	R$ 1,773	[1]
Rate of appreciation in scenario II at 50% remote	129.36%	[1]
Alto Taquari II [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 3,554	[1]
Notional amount of financial instruments	R$ 42,900
Rate of financial instruments	88.55%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	88.55%	[1]
Devaluation in scenario I at 25% possible	R$ (889)	[1]
Rate of devaluation in scenario I at 25% possible	66.41%	[1]
Devaluation in scenario II at 50% remote	R$ (1,777)	[1]
Rate of devaluation in scenario II at 50% remote	44.27%	[1]
Appreciation in scenario I at 25% possible	R$ 889	[1]
Rate of appreciation in scenario I at 25% possible	110.68%	[1]
Appreciation in scenario II at 50% remote	R$ 1,777	[1]
Rate of appreciation in scenario II at 50% remote	132.82%	[1]
Alto Taquari III [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 7,946	[1]
Notional amount of financial instruments	R$ 93,478
Rate of financial instruments	88.55%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	88.55%	[1]
Devaluation in scenario I at 25% possible	R$ (1,987)	[1]
Rate of devaluation in scenario I at 25% possible	66.41%	[1]
Devaluation in scenario II at 50% remote	R$ (3,973)	[1]
Rate of devaluation in scenario II at 50% remote	44.27%	[1]
Appreciation in scenario I at 25% possible	R$ 1,987	[1]
Rate of appreciation in scenario I at 25% possible	110.68%	[1]
Appreciation in scenario II at 50% remote	R$ 3,973	[1]
Rate of appreciation in scenario II at 50% remote	132.82%	[1]
Total receivables from farms [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 291,347	[1]
Notional amount of financial instruments	3,502,482
Scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	(72,837)	[1]
Devaluation in scenario II at 50% remote	(145,676)	[1]
Appreciation in scenario I at 25% possible	72,837	[1]
Appreciation in scenario II at 50% remote	145,676	[1]
Operations With Derivatives [Member] | Cattle [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments		[1]
Notional amount of financial instruments	R$ (54,450)
Rate of financial instruments		[1],[3]
Scenario I - Probable		[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 3,711	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 8,065	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (4,999)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (9,354)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (12,007)	[1]
Notional amount of financial instruments	R$ (38,020)
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ (12,007)	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 39,271	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 90,548	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (63,285)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (114,563)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | Grains [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (3,785)	[1]
Notional amount of financial instruments	R$ (1,815,489)
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ (3,984)	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 29,285	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 62,554	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (37,252)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (70,521)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | Cotton [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 651	[1]
Notional amount of financial instruments	R$ (1,518)
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ 647	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 3,985	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 7,322	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ (2,690)	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ (6,027)	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Operations With Derivatives [Member] | Ethanol [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments		[1]
Notional amount of financial instruments	R$ (750)
Rate of financial instruments		[1],[3]
Scenario I - Probable		[1]
Rate of scenario I - Probable		[1],[3]
Devaluation in scenario I at 25% possible	R$ 336	[1]
Rate of devaluation in scenario I at 25% possible		[1],[3]
Devaluation in scenario II at 50% remote	R$ 672	[1]
Rate of devaluation in scenario II at 50% remote		[1],[3]
Appreciation in scenario I at 25% possible	R$ (336)	[1]
Rate of appreciation in scenario I at 25% possible		[1],[3]
Appreciation in scenario II at 50% remote	R$ (672)	[1]
Rate of appreciation in scenario II at 50% remote		[1],[3]
Operations With Derivatives [Member] | Swap [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 1,257	[1]
Notional amount of financial instruments	R$ 11,847
Rate of financial instruments		[1],[3]
Scenario I - Probable	R$ 1,554	[1]
Rate of scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	R$ 1,733	[1]
Rate of devaluation in scenario I at 25% possible		[1]
Devaluation in scenario II at 50% remote	R$ 1,919	[1]
Rate of devaluation in scenario II at 50% remote		[1]
Appreciation in scenario I at 25% possible	R$ 1,378	[1]
Rate of appreciation in scenario I at 25% possible		[1]
Appreciation in scenario II at 50% remote	R$ 1,207	[1]
Rate of appreciation in scenario II at 50% remote		[1]
Margin - LFT Socopa [Member] | SELIC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 3,015	[1]
Notional amount of financial instruments
Rate of financial instruments	2.15%	[1]
Scenario I - Probable	R$ (7)	[1]
Rate of scenario I - Probable	2.37%	[1]
Devaluation in scenario I at 25% possible	R$ (18)	[1]
Rate of devaluation in scenario I at 25% possible	1.78%	[1]
Devaluation in scenario II at 50% remote	R$ (36)	[1]
Rate of devaluation in scenario II at 50% remote	1.19%	[1]
Appreciation in scenario I at 25% possible	R$ 18	[1]
Rate of appreciation in scenario I at 25% possible	2.96%	[1]
Appreciation in scenario II at 50% remote	R$ 36	[1]
Rate of appreciation in scenario II at 50% remote	3.56%	[1]
Total Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (10,869)	[1],[3]
Scenario I - Probable	(13,797)	[1],[3]
Devaluation in scenario I at 25% possible	78,303	[1],[3]
Devaluation in scenario II at 50% remote	171,044	[1],[3]
Appreciation in scenario I at 25% possible	(107,166)	[1],[3]
Appreciation in scenario II at 50% remote	(199,894)	[1],[3]
Cresca [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(1,724)	[1]
Notional amount of financial instruments	R$ (315)
Rate of financial instruments	5.48%	[1]
Scenario I - Probable	R$ (9)	[1]
Rate of scenario I - Probable	5.50%	[1]
Devaluation in scenario I at 25% possible	R$ 433	[1]
Rate of devaluation in scenario I at 25% possible	4.13%	[1]
Devaluation in scenario II at 50% remote	R$ 866	[1]
Rate of devaluation in scenario II at 50% remote	2.75%	[1]
Appreciation in scenario I at 25% possible	R$ (433)	[1]
Rate of appreciation in scenario I at 25% possible	6.88%	[1]
Appreciation in scenario II at 50% remote	R$ (866)	[1]
Rate of appreciation in scenario II at 50% remote	8.25%	[1]
Cresud [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 314	[1]
Notional amount of financial instruments	R$ 57
Rate of financial instruments	5.48%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	5.50%	[1]
Devaluation in scenario I at 25% possible	R$ (78)	[1]
Rate of devaluation in scenario I at 25% possible	4.13%	[1]
Devaluation in scenario II at 50% remote	R$ (157)	[1]
Rate of devaluation in scenario II at 50% remote	2.75%	[1]
Appreciation in scenario I at 25% possible	R$ 78	[1]
Rate of appreciation in scenario I at 25% possible	6.88%	[1]
Appreciation in scenario II at 50% remote	R$ 157	[1]
Rate of appreciation in scenario II at 50% remote	8.25%	[1]
Total Related Parties [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (1,410)	[1]
Notional amount of financial instruments	(258)
Scenario I - Probable	(9)	[1]
Devaluation in scenario I at 25% possible	355	[1]
Devaluation in scenario II at 50% remote	709	[1]
Appreciation in scenario I at 25% possible	(355)	[1]
Appreciation in scenario II at 50% remote	(709)	[1]
Serra Grande Farm [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(14,263)	[1]
Notional amount of financial instruments	R$ 162,000
Rate of financial instruments	91.29%	[1]
Scenario I - Probable		[1]
Rate of scenario I - Probable	91.29%	[1]
Devaluation in scenario I at 25% possible	R$ 3,566	[1]
Rate of devaluation in scenario I at 25% possible	68.47%	[1]
Devaluation in scenario II at 50% remote	R$ 7,132	[1]
Rate of devaluation in scenario II at 50% remote	45.64%	[1]
Appreciation in scenario I at 25% possible	R$ (3,566)	[1]
Rate of appreciation in scenario I at 25% possible	114.11%	[1]
Appreciation in scenario II at 50% remote	R$ (7,132)	[1]
Rate of appreciation in scenario II at 50% remote	136.93%	[1]
Total Acquisitions payable [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (14,263)	[1]
Notional amount of financial instruments	162,000
Scenario I - Probable		[1]
Devaluation in scenario I at 25% possible	3,566	[1]
Devaluation in scenario II at 50% remote	7,132	[1]
Appreciation in scenario I at 25% possible	(3,566)	[1]
Appreciation in scenario II at 50% remote	R$ (7,132)	[1]

[1]	SOURCE Risks: Bloomberg
[2]	The sensitivity analyses do not consider financing transactions with fixed rate.
[3]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.